Net finance costs (Tables)	12 Months Ended
Sep. 30, 2020
Analysis of income and expense [abstract]
Disclosure of finance costs

	Year ended September 30
	2020	2019
	$	$
Interest on long-term debt	75,667	63,312
Interest on lease liabilities (Note 3)	33,017	—
Net interest costs on net defined benefit obligations or assets (Note 17)	1,876	3,813
Other finance costs	9,029	15,071
Finance costs	119,589	82,196
Finance income	(5,115)	(11,566)
	114,474	70,630